Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Gross Carrying Amounts of Loans, Acceptance and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings) (Details) - CAD ($)
$ in Millions
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 957,873	$ 921,073
Allowance for loan losses	8,094	7,136
Loan and acceptances, net of allowance	949,779	913,937
Trading loans at fair value	24,000	17,000
Non-trading loans at fair value	3,000	3,000
Total loans	93,897	69,865
Allowance for loan losses	8,094	7,136
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	862,652	839,961
Allowance for loan losses	2,470	2,673
Loan and acceptances, net of allowance	860,182	837,288
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	90,272	77,722
Allowance for loan losses	4,082	3,435
Loan and acceptances, net of allowance	86,190	74,287
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,949	3,390
Allowance for loan losses	1,542	1,028
Loan and acceptances, net of allowance	3,407	2,362
Default [member] | Stage 3, Acquired Credit-Impaired Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans		91
Allowance for loan losses		6
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	331,649	320,341
Allowance for loan losses	365	403	$ 323
Loan and acceptances, net of allowance	331,284	319,938
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	303,794	296,139
Allowance for loan losses	116	154	127
Loan and acceptances, net of allowance	303,678	295,985
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	27,090	23,524
Allowance for loan losses	189	192	140
Loan and acceptances, net of allowance	26,901	23,332
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	765	678
Allowance for loan losses	60	57	$ 56
Loan and acceptances, net of allowance	705	621
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	238,756	225,642
Residential mortgages [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	238,101	225,596
Residential mortgages [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	655	46
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	78,938	81,747
Residential mortgages [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	65,318	70,423
Residential mortgages [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,620	11,324
Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,984	9,691
Residential mortgages [member] | Medium risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	370	110
Residential mortgages [member] | Medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,614	9,581
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,553	2,908
Residential mortgages [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5	10
Residential mortgages [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,201	2,573
Residential mortgages [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	347	325
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	418	353
Residential mortgages [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	418	353
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	228,382	217,554
Allowance for loan losses	2,049	1,809
Loan and acceptances, net of allowance	226,333	215,745
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	198,481	189,542
Allowance for loan losses	667	653
Loan and acceptances, net of allowance	197,814	188,889
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	28,911	27,204
Allowance for loan losses	1,120	959
Loan and acceptances, net of allowance	27,791	26,245
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	990	808
Allowance for loan losses	262	197
Loan and acceptances, net of allowance	728	611
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	103,795	102,380
Consumer instalment and other personal [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	101,171	100,102
Consumer instalment and other personal [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,624	2,278
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	78,159	74,023
Consumer instalment and other personal [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	66,105	60,613
Consumer instalment and other personal [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,054	13,410
Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	33,540	30,521
Consumer instalment and other personal [member] | Medium risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	27,188	24,705
Consumer instalment and other personal [member] | Medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,352	5,816
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,310	10,145
Consumer instalment and other personal [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,017	4,122
Consumer instalment and other personal [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,881	5,700
Consumer instalment and other personal [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	412	323
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	578	485
Consumer instalment and other personal [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	578	485
Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	40,639	38,660
Allowance for loan losses	2,097	1,934
Loan and acceptances, net of allowance	38,542	36,726
Credit Card 1 [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	34,356	32,548
Allowance for loan losses	704	709
Loan and acceptances, net of allowance	33,652	31,839
Credit Card 1 [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,708	5,598
Allowance for loan losses	1,015	913
Loan and acceptances, net of allowance	4,693	4,685
Credit Card 1 [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	575	514
Allowance for loan losses	378	312
Loan and acceptances, net of allowance	197	202
Credit Card 1 [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,918	6,511
Credit Card 1 [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,902	6,499
Credit Card 1 [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16	12
Credit Card 1 [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,902	11,305
Credit Card 1 [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,714	11,171
Credit Card 1 [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	188	134
Credit Card 1 [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,030	13,474
Credit Card 1 [member] | Medium risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,908	12,311
Credit Card 1 [member] | Medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,122	1,163
Credit Card 1 [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,651	7,257
Credit Card 1 [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,832	2,567
Credit Card 1 [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,382	4,289
Credit Card 1 [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	437	401
Credit Card 1 [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	138	113
Credit Card 1 [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	138	113
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	357,203	344,518
Allowance for loan losses	3,583	2,990
Loan and acceptances, net of allowance	353,620	341,528
Business and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	326,021	321,732
Allowance for loan losses	983	1,157
Loan and acceptances, net of allowance	325,038	320,575
Business and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	28,563	21,396
Allowance for loan losses	1,758	1,371
Loan and acceptances, net of allowance	26,805	20,025
Business and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,619	1,390
Allowance for loan losses	842	462
Loan and acceptances, net of allowance	1,777	928
Business and government [member] | Investment Grade Or Low Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	158,527	159,578
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	158,425	159,477
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	102	101
Business and government [member] | Non Investment Grade Or Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	178,743	171,929
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	166,892	161,651
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,851	10,278
Business and government [member] | Watch And Classified Or High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	17,403	11,696
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	704	604
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16,610	11,017
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	89	75
Business and government [member] | Non Investment Grade Or Lower Risk [Member] | Canadian Government Insured [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,000	7,000
Business and government [member] | Non Investment Grade Or Lower Risk [Member] | Guaranteed by government agencies [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	24,000	26,000
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,530	1,315
Business and government [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,530	1,315
Business And Government And Residential Mortgage [Member] | With No Allowance For Loan Losses [Member] | Impaired Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	259	271
Business And Government And Residential Mortgage [Member] | Insured [Member] | Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	71,000	74,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	787,285	742,146
Allowance for off-balance sheet credit instruments	1,043	1,049
Total off-balance sheet credit instruments, net of allowance	786,242	741,097
Off-balance sheet credit risks [member] | Retail Exposures [Member] | Personal Lines Of Credit And Credit Card Lines Cancellable And Banks Discretion [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	384,000	369,000
Off-balance sheet credit risks [member] | Non Retail Exposures [Member] | Undrawn Component Of Uncommitted Credit And Liquidity Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	66,000	62,000
Off-balance sheet credit risks [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	769,522	729,003
Allowance for off-balance sheet credit instruments	439	476
Total off-balance sheet credit instruments, net of allowance	769,083	728,527
Off-balance sheet credit risks [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	17,511	13,036
Allowance for off-balance sheet credit instruments	593	565
Total off-balance sheet credit instruments, net of allowance	16,918	12,471
Off-balance sheet credit risks [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	252	107
Allowance for off-balance sheet credit instruments	11	8
Total off-balance sheet credit instruments, net of allowance	241	99
Off-balance sheet credit risks [member] | Low risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	269,599	255,324
Off-balance sheet credit risks [member] | Low risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	268,234	254,231
Off-balance sheet credit risks [member] | Low risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	1,365	1,093
Off-balance sheet credit risks [member] | Normal risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	94,908	92,586
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	93,576	91,474
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	1,332	1,112
Off-balance sheet credit risks [member] | Medium risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	19,809	20,853
Off-balance sheet credit risks [member] | Medium risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	18,562	19,774
Off-balance sheet credit risks [member] | Medium risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	1,247	1,079
Off-balance sheet credit risks [member] | High risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	2,307	2,407
Off-balance sheet credit risks [member] | High risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	1,126	1,209
Off-balance sheet credit risks [member] | High risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	1,181	1,198
Off-balance sheet credit risks [member] | High risk [member] | Stage 3 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	0	0
Off-balance sheet credit risks [member] | Investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	287,830	264,029
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	287,830	264,029
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	0	0
Off-balance sheet credit risks [member] | Non investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	106,834	102,464
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	99,866	98,068
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	6,968	4,396
Off-balance sheet credit risks [member] | Watch and classified [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	5,746	4,376
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	328	218
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	5,418	4,158
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	0	0
Off-balance sheet credit risks [member] | Default [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	0	0
Off-balance sheet credit risks [member] | Default [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	252	107
Off-balance sheet credit risks [member] | Default [member] | Stage 3 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	0	0
Off-balance sheet credit risks [member] | Default [member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Total off-balance sheet credit instruments	$ 252	$ 107